UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
 or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON PARTNERS
VARIABLE MONEY MARKET PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.0%
Certificates of Deposit — 37.4%
$5,000,000	Abbey National Treasury Services PLC, 3.050% due 2/6/09	$5,000,000
	Banco Bilbao Vizcaya:
3,000,000	3.090% due 3/9/09	2,999,931
10,000,000	3.100% due 3/17/09	10,000,000
3,000,000	2.340% due 4/6/09	3,000,000
	Bank of Montreal:
10,000,000	0.300% due 2/23/09	10,000,000
5,000,000	0.360% due 2/23/09	5,000,000
3,000,000	2.525% due 6/10/09	3,000,000
	Bank of Nova Scotia:
5,000,000	2.060% due 2/12/09	5,000,083
5,000,000	2.400% due 5/11/09	5,000,000
5,000,000	Bank of Scotland PLC, 2.180% due 2/23/09	5,000,029
	Bank of Tokyo Mitsubishi:
5,000,000	2.050% due 2/9/09	5,000,000
2,000,000	1.750% due 3/16/09	2,000,000
8,000,000	1.250% due 3/30/09	8,000,000
	Barclays Bank PLC:
3,000,000	2.310% due 5/4/09	3,000,000
2,000,000	1.440% due 7/14/09	2,000,000
	BNP Paribas NY Branch:
2,000,000	3.075% due 2/13/09	2,000,000
10,000,000	1.200% due 3/24/09	10,000,000
3,000,000	1.700% due 4/15/09	3,000,000
8,000,000	1.250% due 4/29/09	8,000,000
	Calyon NY Branch:
4,500,000	2.200% due 3/11/09	4,503,683
7,000,000	1.650% due 3/16/09	7,000,000
	Canadian Imperial Bank:
5,000,000	2.000% due 2/3/09	5,000,000
3,000,000	1.400% due 2/12/09	3,000,000
	Citibank N.A.:
10,000,000	2.120% due 2/12/09	10,000,000
5,000,000	2.100% due 3/9/09	5,000,000
2,000,000	1.500% due 3/17/09	2,000,000
10,000,000	Deutsche Bank AG NY, 0.750% due 4/23/09	10,000,000
4,000,000	Istituto Bancario SA, 1.970% due 3/9/09	4,000,000
	Lloyds Bank PLC:
5,000,000	1.900% due 2/17/09	4,999,790
5,000,000	2.100% due 3/4/09	5,000,000
4,000,000	2.240% due 4/8/09	4,000,644
	Nordea Bank Finland NY:
10,000,000	2.110% due 2/27/09	10,000,000
2,000,000	2.510% due 6/5/09	2,000,067
	Rabobank Nederland NY:
5,000,000	3.010% due 2/13/09	5,000,000
10,000,000	0.400% due 3/5/09	10,000,000
	Royal Bank of Canada NY:
5,000,000	2.050% due 2/18/09	5,000,000
10,000,000	1.700% due 3/9/09	10,000,000
	Royal Bank of Scotland NY:
3,000,000	1.380% due 4/6/09	3,000,000
10,000,000	1.550% due 4/30/09	10,000,000
5,000,000	Societe Generale NY, 1.370% due 7/8/09	5,000,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value

Certificates of Deposit — 37.4% (continued)
	Svenska Handelsbanken AB:
$5,000,000	2.050% due 3/2/09	$5,000,000
5,000,000	2.150% due 3/9/09	5,000,000
	Toronto Dominion Bank NY:
2,000,000	3.050% due 2/23/09	2,000,000
3,000,000	3.040% due 3/6/09	3,000,000
5,000,000	2.700% due 5/7/09	5,000,000
2,000,000	UBS AG Stamford CT, 2.035% due 3/16/09	2,000,000
5,000,000	Unicredito Italiano SpA, 1.100% due 3/12/09	5,000,000
10,000,000	US Bank N.A., 0.780% due 5/28/09	10,000,000

	Total Certificates of Deposit	258,504,227

Commercial Paper — 43.8%
	American Honda Finance Corp.:
4,250,000	0.250% due 2/19/09 (a)	4,249,498
5,000,000	0.500% due 3/3/09 (a)	4,997,986
	ANZ National International Ltd.:
15,000,000	2.212% due 2/12/09 (a)(b)	14,990,833
3,000,000	1.659% due 4/16/09 (a)(b)	2,989,963
2,000,000	Banco Bilbao Vizcaya, 1.002% due 3/9/09 (a)(b)	1,998,056
15,000,000	Bank of America Corp., 0.300% — 3.020% due 2/2/09 (a)	15,000,000
2,000,000	Bank of Ireland, 2.871% due 2/4/09 (a)(b)	1,999,683
10,000,000	BMW US Capital LLC, 0.320% due 3/5/09 (a)(b)	9,997,244
	BNZ International Funding Ltd.:
5,000,000	1.118% due 4/6/09 (a)(b)	4,990,244
10,000,000	2.287% due 4/7/09 (a)(b)	9,959,644
2,000,000	1.811% due 4/22/09 (a)(b)	1,992,100
	CBA (Delaware) Finance Inc.:
10,000,000	2.011% due 2/23/09 (a)	9,988,333
5,000,000	1.970% due 3/3/09 (a)	4,992,106
5,000,000	1.990% due 3/5/09 (a)	4,991,475
	ConocoPhillips Holding Co.:
10,000,000	0.320% due 2/2/09 (a)(b)	10,000,000
13,274,000	0.190% due 2/11/09 (a)(b)	13,273,369
	Danske Corp.:
5,000,000	2.182% due 3/3/09 (a)(b)	4,991,260
5,000,000	1.334% due 3/17/09 (a)(b)	4,992,057
5,000,000	4.479% due 4/14/09 (a)(b)	4,956,808
3,000,000	2.532% due 6/4/09 (a)(b)	2,974,583
10,000,000	Eli Lilly & Co., 1.405% due 2/12/09 (a)(b)	9,996,111
	General Electric Capital Corp.:
5,000,000	2.770% due 2/3/09 (a)	4,999,618
5,000,000	2.782% due 2/9/09 (a)	4,997,326
5,000,000	2.758% due 3/17/09 (a)	4,983,756
5,000,000	1.356% due 4/7/09 (a)	4,988,000
	ING Funding LLC:
3,000,000	1.987% due 2/3/09 (a)	2,999,835
5,000,000	1.002% due 2/18/09 (a)	4,997,778
6,000,000	2.111% due 3/10/09 (a)	5,987,400
2,000,000	1.324% due 3/24/09 (a)	1,996,333
	Nordea North America Inc.:
5,000,000	2.573% due 3/9/09 (a)	4,987,604
1,000,000	1.002% due 3/17/09 (a)	998,806
20,000,000	Prudential Funding LLC, 0.330% due 2/2/09 (a)	20,000,000
5,000,000	Royal Bank of Scotland PLC, 1.001% due 2/6/09 (a)	4,999,444
	San Paolo IMI U.S. Financial Co.:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value

Commercial Paper — 43.8% (continued)
$2,000,000	0.846% due 2/2/09 (a)	$2,000,000
5,000,000	2.851% due 2/3/09 (a)	4,999,607
2,000,000	1.103% due 3/19/09 (a)	1,997,250
5,000,000	Santander Centro Hispano, 2.774% due 3/17/09 (a)	4,983,576
	Skandinaviska Enskilda Banken:
5,000,000	0.500% due 2/2/09 (a)(b)	5,000,000
5,000,000	1.503% due 2/9/09 (a)(b)	4,998,542
5,000,000	0.851% due 3/16/09 (a)(b)	4,995,042
	Societe Generale N.A.:
5,000,000	2.071% due 2/12/09 (a)	4,997,139
5,000,000	2.000% due 3/4/09 (a)	4,991,708
15,000,000	Swedbank, 0.340% due 2/2/09 (a)	15,000,000
	Swedish Export Credt:
2,000,000	0.902% due 4/7/09 (a)	1,996,800
3,000,000	0.902% due 4/9/09 (a)	2,995,050
	Toyota Motor Credit Corp.:
5,000,000	2.776% due 3/2/09 (a)	4,989,306
3,000,000	2.117% due 4/29/09 (a)	2,984,950
5,000,000	Unicredit Delaware, 2.211% due 3/9/09 (a)	4,989,306
	Westpac Banking Corp.:
15,000,000	1.960% due 2/18/09 (a)(b)	14,987,000
5,000,000	1.849% due 3/9/09 (a)(b)	4,991,056

	Total Commercial Paper	303,153,585

Corporate Bond & Note — 0.4%
2,575,000	ING Bank NV, 1.716% due 3/26/09 (b)(c)	2,570,789

Time Deposits — 6.2%
13,000,000	Calyon Grand Cayman, 0.320% due 2/2/09	13,000,000
23,000,000	Commerzbank Grand Cayman, 0.330% due 2/2/09	23,000,000
6,876,000	Societe Generale Grand Cayman, 0.250% due 2/2/09	6,876,000

	Total Time Deposits	42,876,000

U.S. Government Agencies — 9.3%
	Federal Home Loan Bank (FHLB), Discount Notes:
5,000,000	2.441% due 3/18/09 (a)	4,985,272
10,000,000	0.230% due 3/20/09 (a)	9,997,061
5,000,000	1.511% due 5/12/09 (a)	4,979,375
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
5,000,000	2.737% due 2/2/09 (a)(d)	5,000,000
10,000,000	2.624% due 2/27/09 (a)(d)	9,981,945
4,570,000	1.206% due 5/11/09 (a)(d)	4,555,071
10,000,000	2.022% due 5/18/09 (a)(d)	9,941,667
	Federal National Mortgage Association (FNMA), Discount Notes:
5,000,000	2.431% due 3/19/09 (a)(d)	4,985,000
10,000,000	1.206% due 5/11/09 (a)(d)	9,967,333

	Total U.S. Government Agencies	64,392,724

U.S. Treasury Bills — 2.9%
	U.S. Treasury Bills:
10,000,000	0.190% due 4/9/09 (a)	9,996,517
10,000,000	1.342% due 7/2/09 (a)	9,944,583

	Total U.S. Treasury Bills	19,941,100

	TOTAL INVESTMENTS — 100.0%(Cost — $691,438,425#)	691,438,425
	Liabilities in Excess of Other Assets — 0.0%	(193,100)

	TOTAL NET ASSETS — 100.0%	$691,245,325

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Money Market Portfolio (the “Portfolio”) is a separate investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.
The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$691,438,425	—	$691,438,425	—

(b) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments and may result in a lack of correlation between their credit ratings and values.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: March 24, 2009